INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS
Summary of intangible assets

			Customer
	Supplier	Software	contracts and
	relationships	development	relationships	Others	Total
Balance as of January 01, 2017	39,726	636,605	615,608	28,002	1,319,941
Foreign exchange effect	—	2,947	3,835	884	7,666
Acquisition	—	37,939	—	—	37,939
Disposal	—	—	(27,652)	—	(27,652)
Amortization	(6,940)	(149,150)	(125,621)	(3,486)	(285,197)
(-) Assets held for sale	—	(37,512)	(25,396)	(17,700)	(80,608)
Balance as of December 31, 2017	32,786	490,829	440,774	7,700	972,089
Foreign exchange effect	—	28,598	77,593	1,243	107,434
Acquisition	—	67,388	—	—	67,388
Disposal	—	(3,791)	(88)	—	(3,879)
Amortization	(6,067)	(167,384)	(130,980)	(2,505)	(306,936)
Balance as of December 31, 2018	26,719	415,640	387,299	6,438	836,096
Foreign exchange effect	—	6,137	12,586	472	19,195
Acquisition	—	100,313	—	—	100,313
Amortization	(5,304)	(157,278)	(116,462)	(3,298)	(282,342)
Balance as of December 31, 2019	21,415	364,812	283,423	3,612	673,262
Estimated useful lives	5 to 20 years	7 years	5 to 20 years	5 years

Summary of intangible assets by segment

	2019	2018	2017
Brazil	238,243	295,107	351,578
Special Steel	132,934	136,910	152,640
South America	1,729	1,441	1,863
North America	300,356	402,638	466,008
	673,262	836,096	972,089